FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair value for the warrants classified as a liability (Details)	Sep. 30, 2025 $ / shares
Common Warrants | Stock price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	3.88
Common Warrants | Exercise price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	9,135
Common Warrants | Dividend yield
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	0
Common Warrants | Selected Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	172.5
Common Warrants | Risk free rate
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	3.61
Common Warrants | Fundamental transaction probability (significant unobservable input)
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	80
Common Warrants | Fundamental transaction Black Scholes Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	227.3
Series A Warrants | Stock price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	3.88
Series A Warrants | Exercise price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	60,000
Series A Warrants | Dividend yield
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	0
Series A Warrants | Selected Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	190
Series A Warrants | Risk free rate
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	3.61
Series A Warrants | Fundamental transaction probability (significant unobservable input)
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	80
Series A Warrants | Fundamental transaction Black Scholes Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	100
Series A Warrants - modified | Stock price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	3.88
Series A Warrants - modified | Exercise price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	9,135
Series A Warrants - modified | Dividend yield
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	0
Series A Warrants - modified | Selected Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	172.5
Series A Warrants - modified | Risk free rate
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	3.61
Series A Warrants - modified | Fundamental transaction probability (significant unobservable input)
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	80
Series A Warrants - modified | Fundamental transaction Black Scholes Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	227.3
Private Common Warrants | Stock price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	3.88
Private Common Warrants | Exercise price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	9,135
Private Common Warrants | Dividend yield
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	0
Private Common Warrants | Selected Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	170
Private Common Warrants | Risk free rate
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	3.65
Private Common Warrants | Fundamental transaction probability (significant unobservable input)
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	80
Private Common Warrants | Fundamental transaction Black Scholes Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	227.3